                        SUPPLEMENT DATED NOVEMBER 15, 2001

                                        TO

                           DECLARATION VARIABLE ANNUITY
                          PROSPECTUSES DATED MAY 1, 2001

This Supplement is intended to be distributed with certain prospectuses ("Product Prospectuses") dated May 1, 2001 for Declaration variable annuity contracts issued by John Hancock Life Insurance Company ("John Hancock") or John
Hancock Variable Life Insurance Company ("JHVLICO").   This Supplement contains
amendments to the Product Prospectuses and is accompanied with a prospectus of the John Hancock Variable Series Trust I dated May 1, 2001.



ADDITIONAL VARIABLE INVESTMENT OPTIONS

     Your contract enables you to invest in the following seven additional variable investment options:

Variable Investment Option          Managed By
--------------------------          ----------
Equity Index......................  SSgA Funds Management, Inc.
Growth & Income...................  Independence Investment LLC and Putnam Investment Management LLC
Fundamental Growth................  Putnam Investment Management LLC
Small Cap Growth..................  John Hancock Advisers, Inc.
International Equity..............  Goldman Sachs Asset Management
Active Bond.......................  John Hancock Advisers, Inc.
Money Market......................  Wellington Management Company, LLP

Series Fund

     If you select any of the additional variable investment options listed in this Supplement, we will invest your money in the corresponding fund of the John Hancock Variable Series Trust I. The term funds in the Product Prospectuses includes the investment options of the John Hancock Variable Series Trust I corresponding to the additional variable investment options shown above.

Changes to Variable Investment Options

We may modify or delete any of these additional variable investment options in the future.

ANNUAL FUND EXPENSES AND NOTES TO ANNUAL FUND EXPENSES

     The Annual Fund Expenses table beginning on page 5 of the prospectus, and the accompanying notes to the Annual Fund Expenses Table, are supplemented with the following information:

                                                                                Total Fund        Total Fund
                               Investment  Distribution and  Other Operating    Operating          Operating
                               Management      Service        Expenses With    Expenses With    Expenses Absent
Fund Name                          Fee       (12b-1) Fees     Reimbursement    Reimbursement     Reimbursement
---------                      ----------  ----------------  ---------------  --------------  ------------------
JOHN HANCOCK VARIABLE SERIES
 TRUST I    (NOTE 1):
Equity Index................     0.13%           N/A              0.06%           0.19%             0.19%
Growth & Income.............     0.68%           N/A              0.08%           0.76%             0.76%
Fundamental Growth..........     0.90%           N/A              0.10%           1.00%             1.04%
Small Cap Growth............     1.05%           N/A              0.07%           1.12%             1.12%
International Equity........     1.20%           N/A              0.10%           1.30%             1.96%
Active Bond.................     0.62%           N/A              0.10%           0.72%             0.74%
Money Market................     0.25%           N/A              0.04%           0.29%             0.29%


     (1) Under its current investment management agreements with the John Hancock Variable Series Trust I, John Hancock Life Insurance Company reimburses each of the six funds shown above when that fund's "other fund expenses" exceed 0.10% of the fund's average daily net assets. Percentages shown for the Growth & Income, Fundamental Growth and Active Bond funds are calculated as if the current management fee schedules, which apply to these funds effective November 1, 2000, were in effect for all of 2000. Percentages shown for the Small Cap Growth and International Equity funds are calculated as if the current management fee schedules, which apply to these funds effective October 1, 2001, was in effect for all of 2000.

EXAMPLES

     The following tables supplement the examples contained in the Product Prospectuses that show the current expenses you would pay, directly or indirectly, on a $1,000 investment allocated to a variable investment option, assuming a 5% annual return on assets (but not including any applicable premium taxes or any fees for optional riders). Actual expense may be greater or less than those shown.

     If you "surrender" (turn in) a DECLARATION variable annuity contract at the end of the applicable time period, you would pay:

                                                          1 Year    3 Years    5 Years     10 Years
                                                          ------    -------    -------     --------
     Equity Index                                           $69       $ 91       $115         $174
     Growth & Income                                        $75       $108       $144         $235
     Fundamental Growth                                     $77       $115       $157         $260
     Small Cap Growth                                       $78       $119       $163         $272
     International Equity                                   $80       $124       $172         $290
     Active Bond                                            $74       $107       $142         $231
     Money Market                                           $70       $ 94       $120         $185

     If you begin receiving payments under one of our DECLARATION annuity payment options at the end of the applicable time period, or if you do not surrender your contact, you would pay:


                            1 Year    3 Years    5 Years     10 Years
                            ------    -------    -------     --------
     Equity Index             $15        $46       $ 79         $174
     Growth & Income          $21        $63       $109         $235
     Fundamental Growth       $23        $71       $121         $260
     Small Cap Growth         $24        $74       $127         $272
     International Equity     $26        $80       $136         $290
     Active Bond              $20        $62       $107         $231
     Money Market             $16        $49       $ 85         $185


MISCELLANEOUS

     The additional variable investment options shown on the first page of this Supplement are each subject to all the terms and conditions of the contracts and the procedures described in the Product Prospectuses (including "How can I change my contract's investment allocations?" beginning on page 13 of the prospectus.)















THIS SUPPLEMENT IS ACCOMPANIED WITH A PROSPECTUS FOR THE JOHN HANCOCK VARIABLE SERIES TRUST I DATED MAY 1, 2001 THAT CONTAINS DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS FOR THE EQUITY INDEX, GROWTH & INCOME, FUNDAMENTAL GROWTH, SMALL CAP GROWTH, INTERNATIONAL EQUITY, ACTIVE BOND AND MONEY MARKET INVESTMENT OPTIONS. BE SURE TO READ THAT PROSPECTUS BEFORE SELECTING THE CORRESPONDING INVESTMENT OPTION.

                        SUPPLEMENT DATED NOVEMBER 15, 2001

                                        TO

                             PATRIOT VARIABLE ANNUITY
         PROSPECTUSES DATED MAY 1, 2001, AS SUPPLEMENTED OCTOBER 15, 2001

This Supplement is intended to be distributed with certain prospectuses ("Product Prospectuses") dated May 1, 2001 and supplemented October 15, 2001 for Patriot variable annuity contracts issued by John Hancock Life Insurance Company ("John Hancock") or John Hancock Variable Life Insurance Company ("JHVLICO"). This Supplement contains amendments to the Product Prospectuses and is accompanied with a prospectus of the John Hancock Variable Series Trust I dated May 1, 2001.



ADDITIONAL VARIABLE INVESTMENT OPTIONS

  Your contract enables you to invest in the following six additional variable investment options:

     Variable Investment Option         Managed By
     --------------------------         ----------
     Growth & Income.................   Independence Investment LLC and Putnam Investment Management LLC
     Large/Mid Cap Value.............   Wellington Management Company, LLP
     Fundamental Growth..............   Putnam Investment Management LLC
     Small Cap Growth................   John Hancock Advisers, Inc.
     Active Bond.....................   John Hancock Advisers, Inc.
     Money Market....................   Wellington Management Company, LLP

Series Fund

     If you select any of the additional variable investment options listed in this Supplement, we will invest your money in the corresponding fund of the John Hancock Variable Series Trust I. The term funds in the Product Prospectuses includes the investment options of the John Hancock Variable Series Trust I corresponding to the additional variable investment options shown above.

Changes to Variable Investment Options

We may modify or delete any of these additional variable investment options in the future.

ANNUAL FUND EXPENSES AND NOTES TO ANNUAL FUND EXPENSES

     The Annual Fund Expenses table beginning on page 5 of the prospectus, and the accompanying notes to the Annual Fund Expenses Table, are supplemented with the following information:

                                                                                Total Fund        Total Fund
                               Investment  Distribution and  Other Operating    Operating          Operating
                               Management      Service        Expenses With    Expenses With    Expenses Absent
Fund Name                          Fee       (12b-1) Fees     Reimbursement    Reimbursement     Reimbursement
---------                      ----------  ----------------  ---------------  --------------  ------------------
JOHN HANCOCK VARIABLE SERIES
 TRUST I    (NOTE 1):
Growth & Income.............     0.68%           N/A              0.08%           0.76%             0.76%
Large/Mid Cap Value.........     0.95%           N/A              0.10%           1.05%             1.36%
Fundamental Growth*.........     0.90%           N/A              0.10%           1.00%             1.04%
Small Cap Growth............     1.05%           N/A              0.07%           1.12%             1.12%
Active Bond.................     0.62%           N/A              0.10%           0.72%             0.74%
Money Market................     0.25%           N/A              0.04%           0.29%             0.29%

     (1) Under its current investment management agreements with the John Hancock Variable Series Trust I, John Hancock Life Insurance Company reimburses each of the six funds shown above when that fund's "other fund expenses" exceed 0.10% of the fund's average daily net assets. Percentages shown for the Growth & Income, Fundamental Growth and Active Bond funds are calculated as if the current management fee schedules, which apply to these funds effective November 1, 2000, were in effect for all of 2000. Percentages shown for the Small Cap Growth fund are calculated as if the current management fee schedule, which applies to this fund effective October 1, 2001, was in effect for all of 2000.

EXAMPLES

     The following tables supplement the examples contained in the Product Prospectuses that show the current expenses you would pay, directly or indirectly, on a $1,000 investment allocated to a variable investment option, assuming a 5% annual return on assets (but not including any applicable premium taxes or any fees for optional riders). Actual expense may be greater or less than those shown.



     If you "surrender" (turn in) a PATRIOT variable annuity contract at the end of the applicable time period, you would pay:

                                            1 Year    3 Years    5 Years     10 Years
                                            ------    -------    -------     --------
     Growth & Income                          $75       $108       $144         $235
     Large/Mid Cap Value                      $77       $117       $159         $265
     Fundamental Growth                       $77       $115       $157         $260
     Small Cap Growth                         $78       $119       $163         $272
     Active Bond                              $74       $107       $142         $231
     Money Market                             $70       $ 94       $120         $185

     If you begin receiving payments under one of our PATRIOT annuity payment options at the end of the applicable time period, or if you do not surrender your contact, you would pay:


                              1 Year    3 Years    5 Years     10 Years
                              ------    -------    -------     --------
     Growth & Income            $21        $63       $109         $235
     Large/Mid Cap Value        $23        $72       $124         $265
     Fundamental Growth         $23        $71       $121         $260
     Small Cap Growth           $24        $74       $127         $272
     Active Bond                $20        $62       $107         $231
     Money Market               $16        $49       $ 85         $185


MISCELLANEOUS

     The additional variable investment options shown on the first page of this Supplement are each subject to all the terms and conditions of the contracts and the procedures described in the Product Prospectuses (including "How can I change my contract's investment allocations?" beginning on page 14 of the prospectus.)





















THIS SUPPLEMENT IS ACCOMPANIED WITH A PROSPECTUS FOR THE JOHN HANCOCK VARIABLE SERIES TRUST I DATED MAY 1, 2001 THAT CONTAINS DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS FOR THE GROWTH & INCOME, LARGE/MID CAP VALUE, FUNDAMENTAL GROWTH, SMALL CAP GROWTH, ACTIVE BOND AND MONEY MARKET INVESTMENT OPTIONS. BE SURE TO READ THAT PROSPECTUS BEFORE SELECTING THE CORRESPONDING INVESTMENT OPTION.